Provisions - Spanish Entities - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	€ (157)
Post-Employment Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	4,856	€ 4,979	€ 5,077
Net inclusion of entities in the Group	1,563
Current service cost	16	11	12
Interest cost	94	95	105
Pre-retirement cost		6	4
Effect of curtailment/settlement	(2)	(21)	(28)
Benefits paid	(388)	(353)	(327)
Benefits paid due to settlements	(260)
Past service cost		6	4
Actuarial (gains)/losses	57	136	124
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(7)	15	24
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	64	121	100
Exchange differences and other items	(24)	(3)	8
Net defined benefit liability (asset) at end of period	5,912	4,856	4,979
Other similar obligations | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	1,657	1,813	2,237
Net inclusion of entities in the Group	202
Current service cost	1	1	2
Interest cost	21	27	37
Pre-retirement cost	248	355	213
Effect of curtailment/settlement			(33)
Benefits paid	(490)	(570)	(657)
Benefits paid due to settlements			(1)
Actuarial (gains)/losses	13	6	(8)
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	10	(1)	(12)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	3	7	4
Exchange differences and other items	8	25	23
Net defined benefit liability (asset) at end of period	€ 1,660	€ 1,657	€ 1,813